Securities sold under repurchase agreements and interbank and institutional market funds (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 129,382	R$ 138,636
Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	20,731	27,906
Non current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	108,651	110,730
Subordinated Debts [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	54,540	75,036
Subordinated Debts [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	9,851	21,203
Subordinated Debts [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	44,689	53,833
Obligations On Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	70,521	62,843
Obligations On Securities Abroad [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	10,333	6,560
Obligations On Securities Abroad [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	60,188	56,283
Raisings Through Structured Operations Certificates [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	4,321	757
Market value of fund	4,949	790
Raisings Through Structured Operations Certificates [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	547	143
Raisings Through Structured Operations Certificates [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 3,774	R$ 614